Raw Materials and Consumables Used - Schedule of Raw Materials and Consumables Used (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Raw Materials And Consumables Used [Line Items]
Energy purchases	$ (1,296,992,284)	$ (864,863,454)	$ (835,284,742)
Fuel consumption	(374,868,794)	(231,176,489)	(230,944,415)
Transportation costs	(151,738,224)	(141,539,687)	(196,848,788)
Gas Sale costs	(110,831,219)	(34,332,998)	(74,998,608)
Other raw materials and consumables	(76,874,883)	(102,533,011)	(83,128,698)
Total	(2,011,305,404)	(1,374,445,639)	(1,421,205,251)
Gas [Member]
Disclosure Of Raw Materials And Consumables Used [Line Items]
Fuel consumption	(251,009,877)	(149,734,219)	(134,127,365)
Coal [Member]
Disclosure Of Raw Materials And Consumables Used [Line Items]
Fuel consumption	(96,282,224)	(75,342,193)	(3,326,061)
Impairment loss recognised	45,904,847	21,246,157
Oil [Member]
Disclosure Of Raw Materials And Consumables Used [Line Items]
Fuel consumption	(27,576,693)	(6,100,077)	$ (93,490,989)
Impairment loss recognised	$ 667,298	$ 328,626